                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3807
                                   ---------------------------------------------

                        SunAmerica Money Market Funds, Inc
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period:  June 30, 2006
                         -------------------------

Item 1. Reports to Stockholders

        SunAmerica Money Market Funds, Inc., Semi-Annual Report at June 30,
        2006.

             2006
             Semi-annual
SunAmerica   Report
--------------------------

[PHOTO]



                                    [GRAPHIC]



Money Market Funds

                        Table of Contents


                    SHAREHOLDERS' LETTER...............  1
                    EXPENSE EXAMPLE....................  2
                    STATEMENT OF ASSETS AND LIABILITIES  4
                    STATEMENT OF OPERATIONS............  5
                    STATEMENT OF CHANGES IN NET ASSETS.  6
                    FINANCIAL HIGHLIGHTS...............  7
                    PORTFOLIO OF INVESTMENTS...........  9
                    NOTES TO FINANCIAL STATEMENTS...... 15
                    DIRECTORS AND OFFICERS INFORMATION. 22

       June 30, 2006                                          SEMI-ANNUAL REPORT


        Shareholders' Letter

Dear Shareholders,

   We are pleased to present the semi-annual shareholder report for the SunAmerica Money Market Fund and the SunAmerica Municipal Money Market Fund for the six-month period ending June 30, 2006.

   Since the Federal Reserve initiated its tightening policy in 2004, monetary policy remains at the forefront. The semi-annual period marked new leadership at the Federal Reserve. Chairman Bernanke sent mixed signals to the market, initially raising hope that the end of the tightening cycle was near. However, high energy prices and strong economic growth raised concerns about inflationary pressures and the potential need for further interest rate increases. As a result, the Federal Reserve recently increased its rate from 5.00% to 5.25%.

   Based on this environment, both Funds purchased high-quality securities with shorter maturities in order to capitalize on reinvestment opportunities at higher rates. As evidence more clearly suggests that the end of the tightening cycle is near, the Funds will focus on longer-term maturities to capture the attractive rates.

   Throughout the semi-annual period, both Funds remained invested in the highest quality of taxable and non-taxable money fund securities. In doing so, the Funds maintained their chief objective of principal preservation and their secondary objective of yield enhancement.

   We remain diligent in the management of your assets and thank you for your continued investment in our Funds.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck,
President and CEO
AIG SunAmerica Asset Management Corp.


--------
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

Past performance is no guarantee of future results.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2006 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Money Market Funds, Inc. (the "Corporation"), you may incur two types of costs: (1) transaction costs, including sales charges on purchases and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2006 and held until June 30, 2006.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2006" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2006" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2006" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2006" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds
        EXPENSE EXAMPLE -- June 30, 2006 -- (unaudited) (continued)

                                           Actual                                         Hypothetical
                       ----------------------------------------------- ---------------------------------------------------
                                           Ending                                        Ending Account
                                        Account Value  Expenses Paid                       Value using     Expenses Paid
                          Beginning     Using Actual     During the       Beginning     a Hypothetical 5%    During the
                       Account Value at  Returns at   Six Months Ended Account Value at Assumed Return at Six Months Ended
                       January 1, 2006  June 30, 2006  June 30, 2006   January 1, 2006    June 30, 2006    June 30, 2006
                       ---------------- ------------- ---------------- ---------------- ----------------- ----------------
Money Market Fund
   Class A............    $1,000.00       $1,019.26        $4.46          $1,000.00         $1,020.38          $4.46
   Class B............    $1,000.00       $1,014.93        $8.74          $1,000.00         $1,016.12          $8.75
   Class C ...........    $1,000.00       $1,014.94        $8.69          $1,000.00         $1,016.17          $8.70
   Class I#...........    $1,000.00       $1,019.72        $4.01          $1,000.00         $1,020.83          $4.01
Municipal Money Market
 Fund
   Class A#...........    $1,000.00       $1,012.67        $3.84          $1,000.00         $1,020.98          $3.86
   Class B#...........    $1,000.00       $1,008.21        $8.32          $1,000.00         $1,016.51          $8.35
   Class C#...........    $1,000.00       $1,008.21        $8.22          $1,000.00         $1,016.61          $8.25




                       Expense Ratio
                           as of
                       June 30, 2006*
                       --------------
Money Market Fund
   Class A............      0.89%
   Class B............      1.75%
   Class C ...........      1.74%
   Class I#...........      0.80%
Municipal Money Market
 Fund
   Class A#...........      0.77%
   Class B#...........      1.67%
   Class C#...........      1.65%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or your qualified retirement plan document for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2006" and the "Expense Ratios" would have been higher.

        SunAmerica Money Market Funds
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2006

                                                                      Money Market  Municipal Money
                                                                          Fund        Market Fund
                                                                     -------------- ---------------
ASSETS:
Short-term investment securities, at value* (unaffiliated).......... $1,702,284,135 $   102,798,485
Repurchase agreements (cost equals market value)....................     40,479,000              --
                                                                     -------------- ---------------
  Total Investments................................................. $1,742,763,135 $   102,798,485
                                                                     -------------- ---------------
Cash................................................................            473       8,292,818
Receivable for:
  Fund shares sold..................................................      3,891,601         298,751
  Dividends and interest............................................      4,209,200         749,592
Prepaid expenses and other assets...................................         11,929             631
Due from investment adviser for expense reimbursements/fee waivers..          1,449           4,062
                                                                     -------------- ---------------
  Total assets......................................................  1,750,877,787     112,144,339
                                                                     -------------- ---------------
LIABILITIES:
Payable for--
  Investments purchased.............................................             --       2,005,925
  Investment advisory and management fees...........................        692,034          29,361
  Distribution and service maintenance fees.........................        260,539          13,185
  Transfer agent fees and expenses..................................        362,179          19,846
  Directors' fees and expenses......................................        239,110           6,934
  Other accrued expenses............................................        350,779          38,102
  Dividends payable.................................................        180,673           2,111
                                                                     -------------- ---------------
  Total liabilities.................................................      2,085,314       2,115,464
                                                                     -------------- ---------------
   Net Assets....................................................... $1,748,792,473 $   110,028,875
                                                                     ============== ===============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)........ $    1,748,799 $       110,028
Paid-in capital.....................................................  1,746,955,787     109,918,229
                                                                     -------------- ---------------
                                                                      1,748,704,586     110,028,257
Accumulated undistributed net investment income (loss)..............         87,887             618
                                                                     -------------- ---------------
   Net assets....................................................... $1,748,792,473 $   110,028,875
                                                                     ============== ===============
Class A:
Net assets.......................................................... $1,674,656,546 $   109,067,745
Shares outstanding..................................................  1,674,659,697     109,067,002
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)........ $         1.00 $          1.00
                                                                     ============== ===============
Class B:
Net assets.......................................................... $   32,066,171 $       598,632
Shares outstanding..................................................     32,066,876         598,572
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)........ $         1.00 $          1.00
                                                                     ============== ===============
Class C+:
Net assets.......................................................... $   25,859,840 $       362,498
Shares outstanding..................................................     25,860,810         362,509
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)........ $         1.00 $          1.00
                                                                     ============== ===============
Class I:
Net assets.......................................................... $   16,209,916 $            --
Shares outstanding..................................................     16,212,180              --
Net asset value, offering and redemption price per share............ $         1.00 $            --
                                                                     ============== ===============

*Amortized cost of short-term investment securities (unaffiliated) . $1,702,284,135 $   102,798,485
                                                                     ============== ===============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2006

                                                                                        Money Market Municipal Money
                                                                                            Fund       Market Fund
                                                                                        ------------ ---------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $39,239,054    $1,495,094
Dividends (unaffiliated)...............................................................          --         3,147
                                                                                        -----------    ----------
   Total investment income.............................................................  39,239,054     1,498,241
                                                                                        -----------    ----------
EXPENSES:
Investment advisory and management fees................................................   3,831,024       157,281
Distribution and service maintenance fees:
  Class A..............................................................................   1,191,302        66,420
  Class B..............................................................................     136,381         2,261
  Class C..............................................................................      84,958         3,659
Transfer agent fees and expenses:
  Class A..............................................................................   1,785,957        98,704
  Class B..............................................................................      45,332         1,320
  Class C..............................................................................      25,460         1,033
  Class I..............................................................................      19,601            --
Registration fees:
  Class A..............................................................................      18,504        10,109
  Class B..............................................................................       5,630         5,574
  Class C..............................................................................       5,575         5,351
  Class I..............................................................................       5,588            --
Custodian and accounting fees..........................................................     162,499         9,011
Reports to shareholders................................................................     173,936         3,795
Audit and tax fees.....................................................................      10,897        10,898
Legal fees.............................................................................      16,167         2,316
Directors' fees and expenses...........................................................      50,402         2,908
Other expenses.........................................................................      17,083           961
                                                                                        -----------    ----------
   Total expenses before fee waivers, expense reimbursements and custody credits.......   7,586,296       381,601
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..      (4,209)      (12,428)
   Custody credits earned on cash balances.............................................     (10,152)      (15,377)
                                                                                        -----------    ----------
   Net expenses........................................................................   7,571,935       353,796
                                                                                        -----------    ----------
Net investment income (loss)...........................................................  31,667,119     1,144,445
                                                                                        -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $31,667,119    $1,144,445
                                                                                        ===========    ==========

See Notes to Financial Statements

        SunAmerica Money Market Funds
        STATEMENT OF CHANGES IN NET ASSETS



                                                                                        Money Market Fund
                                                                                ---------------------------------
                                                                                For the six months  For the year
                                                                                      ended            ended
                                                                                  June 30, 2006     December 31,
                                                                                   (unaudited)          2005
                                                                                ------------------ --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).................................................   $   31,667,119   $   39,505,841
                                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from operations................   $   31,667,119   $   39,505,841
                                                                                  --------------   --------------

Distributions to shareholders from:
  Net investment income (Class A)..............................................      (30,631,959)     (38,360,984)
  Net investment income (Class B)..............................................         (454,457)        (535,077)
  Net investment income (Class C)..............................................         (289,358)        (303,588)
  Net investment income (Class I)..............................................         (291,173)        (317,343)
                                                                                  --------------   --------------
Total distributions to shareholders............................................      (31,666,947)     (39,516,992)
                                                                                  --------------   --------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 5)......................................................................      102,207,253      (55,074,247)
                                                                                  --------------   --------------
Total increase (decrease) in net assets........................................      102,207,425      (55,085,398)
                                                                                  ==============   ==============
NET ASSETS:
Beginning of period............................................................    1,646,585,048    1,701,670,446
                                                                                  --------------   --------------
End of period*.................................................................   $1,748,792,473   $1,646,585,048
                                                                                  ==============   ==============
*Includes accumulated undistributed net investment income (loss)...............   $       87,887   $       87,715
                                                                                  ==============   ==============

                                                                                        Municipal Money
                                                                                          Market Fund
                                                                                -------------------------------
                                                                                For the six months For the year
                                                                                      ended           ended
                                                                                  June 30, 2006    December 31,
                                                                                   (unaudited)         2005
                                                                                ------------------ ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).................................................    $  1,144,445    $  1,428,607
                                                                                   ------------    ------------
Net increase (decrease) in net assets resulting from operations................    $  1,144,445    $  1,428,607
                                                                                   ------------    ------------

Distributions to shareholders from:
  Net investment income (Class A)..............................................      (1,133,919)     (1,413,877)
  Net investment income (Class B)..............................................          (4,177)         (4,110)
  Net investment income (Class C)..............................................          (6,311)        (10,621)
  Net investment income (Class I)..............................................              --              --
                                                                                   ------------    ------------
Total distributions to shareholders............................................      (1,144,407)     (1,428,608)
                                                                                   ------------    ------------
Net increase (decrease) in net assets resulting from capital share transactions
 (Note 5)......................................................................      23,128,531     (11,193,701)
                                                                                   ------------    ------------
Total increase (decrease) in net assets........................................      23,128,569     (11,193,702)
                                                                                   ============    ============
NET ASSETS:
Beginning of period............................................................      86,900,306      98,094,008
                                                                                   ------------    ------------
End of period*.................................................................    $110,028,875    $ 86,900,306
                                                                                   ============    ============
*Includes accumulated undistributed net investment income (loss)...............    $        618    $        580
                                                                                   ============    ============

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS

                                               MONEY MARKET FUND
                                               -----------------
                        Net                           Net                                       Ratio of net
                       Asset              Dividends  Asset            Net Assets  Ratio of       investment
                       Value      Net      from net  Value              end of    expenses       income to
                     beginning investment investment end of   Total     period   to average       average
    Period Ended     of period income(1)    income   period Return(2)  (000's)   net assets      net assets
-------------------- --------- ---------- ---------- ------ --------- ---------- ----------     ------------
                                                    Class A
-
12/31/01              $1.000     $0.034    $(0.034)  $1.000   3.45%   $1,087,329    0.93%           4.04%
12/31/02               1.000      0.010     (0.010)   1.000   1.04(6)  1,751,812    0.90            0.99
12/31/03               1.000      0.003     (0.003)   1.000   0.32     1,644,603    0.88            0.32
12/31/04               1.000      0.005     (0.005)   1.000   0.50     1,630,353    0.90            0.49
12/31/05               1.000      0.024     (0.024)   1.000   2.38     1,587,641    0.89            2.35
01/01/06-06/30/06(7)   1.000      0.019     (0.019)   1.000   1.93     1,674,656    0.89(5)         3.86(5)
                                                    Class B
-
12/31/01              $1.000     $0.025    $(0.025)  $1.000   2.57%   $   55,066    1.75%           3.76%
12/31/02               1.000      0.003     (0.003)   1.000   0.28(6)     64,815    1.64(4)         0.26(4)
12/31/03               1.000      0.000      0.000    1.000   0.03        44,529    1.18(4)         0.03(4)
12/31/04               1.000      0.001     (0.001)   1.000   0.07        42,437    1.32(4)         0.06(4)
12/31/05               1.000      0.015     (0.015)   1.000   1.52        31,738    1.74            1.46
01/01/06-06/30/06(7)   1.000      0.015     (0.015)   1.000   1.49        32,066    1.75(5)         3.00(5)
                                                   Class C+
-
12/31/01              $1.000     $0.026    $(0.026)  $1.000   2.63%   $   33,644    1.69%(4)        3.51%(4)
12/31/02               1.000      0.003     (0.003)   1.000   0.27(6)     30,285    1.66(4)         0.26(4)
12/31/03               1.000      0.000      0.000    1.000   0.03        20,290    1.18(4)         0.03(4)
12/31/04               1.000      0.001     (0.001)   1.000   0.07        16,985    1.33(4)         0.06(4)
12/31/05               1.000      0.015     (0.015)   1.000   1.54        13,497    1.71            1.59
01/01/06-06/30/06(7)   1.000      0.015     (0.015)   1.000   1.49        25,860    1.74(5)         3.07(5)
                                                    Class I
-
11/16/01-12/31/01(3)  $1.000     $0.002    $(0.002)  $1.000   0.20%   $    8,336    0.80%(4)(5)     0.84%(4)(5)
12/31/02               1.000      0.011     (0.011)   1.000   1.13(6)      9,195    0.80(4)         1.12(4)
12/31/03               1.000      0.004     (0.004)   1.000   0.43         9,636    0.77(4)         0.43(4)
12/31/04               1.000      0.006     (0.006)   1.000   0.58        11,895    0.80(4)         0.59(4)
12/31/05               1.000      0.025     (0.025)   1.000   2.49        13,708    0.80(4)         2.49(4)
01/01/06-06/30/06(7)   1.000      0.020     (0.020)   1.000   1.97        16,210    0.80(4)(5)      3.96(4)(5)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Commencement of sales of respective class of shares.
(4)Net of the following expense reimbursements/waivers (based on average net assets):

                12/31/01 12/31/02 12/31/03 12/31/04 12/31/05 06/30/06(5)
                -------- -------- -------- -------- -------- -----------
       Class B.    -- %    0.04%    0.51%    0.39%     -- %      -- %
       Class C+   0.05     0.04     0.53     0.39       --        --
       Class I.   0.24     0.14     0.02     0.09     0.05      0.06

(5)Annualized
(6)The total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

        SunAmerica Money Market Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                       MUNICIPAL MONEY MARKET FUND
                                       ---------------------------
                        Net                           Net               Net                  Ratio of net
                       Asset              Dividends  Asset            Assets     Ratio of     investment
                       Value      Net      from net  Value            end of     expenses      income to
                     beginning investment investment end of   Total   period    to average      average
    Period Ended     of period income(1)    income   period Return(2) (000's)  net assets(4) net assets(4)
-------------------- --------- ---------- ---------- ------ --------- -------- ------------- -------------
                                                 Class A
-
10/31/01(5)           $1.000     $0.020    $(0.020)  $1.000   2.39%   $  3,972     0.78%         2.39%
11/01/01-12/31/01(5)   1.000      0.013     (0.013)   1.000   2.05       3,829     0.62(3)       1.71(3)
12/31/02               1.000      0.009     (0.009)   1.000   0.92      88,050     0.78          0.71
12/31/03               1.000      0.003     (0.003)   1.000   0.28     113,802     0.81          0.28
12/31/04               1.000      0.004     (0.004)   1.000   0.36      97,374     0.87          0.35
12/31/05               1.000      0.016     (0.016)   1.000   1.62      84,817     0.81          1.58
01/01/06-06/30/06(6)   1.000      0.013     (0.013)   1.000   1.27     109,068     0.77(3)       2.56(3)
                                                 Class B
-
10/31/01(5)           $1.000     $0.020    $(0.020)  $1.000   2.39%   $  2,613     0.78%         2.38%
11/01/01-12/31/01(5)   1.000      0.008     (0.008)   1.000   1.97       2,618     1.13(3)       1.27(3)
12/31/02               1.000      0.002     (0.002)   1.000   0.24       3,714     1.39          0.16
12/31/03               1.000      0.001     (0.001)   1.000   0.10       3,168     0.98          0.11
12/31/04               1.000      0.001     (0.001)   1.000   0.10         497     1.02          0.10
12/31/05               1.000      0.008     (0.008)   1.000   0.81         520     1.62          0.80
01/01/06-06/30/06(6)   1.000      0.008     (0.008)   1.000   0.82         599     1.67(3)       1.66(3)
                                                 Class C+
-
10/31/01(5)           $1.000     $0.020    $(0.020)  $1.000   2.40%   $    136     0.78%         2.33%
11/01/01-12/31/01(5)   1.000      0.008     (0.008)   1.000   1.97         195     1.15(3)       1.14(3)
12/31/02               1.000      0.002     (0.002)   1.000   0.24         170     1.39          0.19
12/31/03               1.000      0.001     (0.001)   1.000   0.10         258     1.00          0.11
12/31/04               1.000      0.001     (0.001)   1.000   0.10         223     1.18          0.10
12/31/05               1.000      0.008     (0.008)   1.000   0.82       1,563     1.59          1.02
01/01/06-06/30/06(6)   1.000      0.008     (0.008)   1.000   0.82         362     1.65(3)       1.55(3)

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of the following expense reimbursements/waivers (based on average net assets):

          10/31/01 12/31/01(3) 12/31/02 12/31/03 12/31/04 12/31/05 06/30/06(3)
          -------- ----------- -------- -------- -------- -------- -----------
 Class A.   1.18%     2.51%      0.20%    0.03%    0.00%    0.04%     0.00%
 Class B.   1.18      2.59       1.25     1.03     0.87     1.44      2.38
 Class C+   1.18      7.84       9.68     7.45     4.20     0.47      1.24

(5)The financial information for the periods prior to November 16, 2001 reflects the financial information for the North American Municipal Money Market Fund.
(6)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares

See Notes to Financial Statements

        SunAmerica Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2006 -- (unaudited)

                    Industry Allocation *
                    Foreign Banks.................... 20.8%
                    Asset Backed/Multi-Asset......... 12.3
                    Asset Backed/Securities.......... 11.5
                    Asset Backed/Receivables......... 10.6
                    Commercial Banks.................  9.2
                    Finance..........................  8.9
                    Money Center Banks...............  6.2
                    Diversified Financial Services...  5.6
                    Domestic Bank....................  4.3
                    Investment Bank/Brokerage........  4.3
                    Finance-Investment Bank/Brokerage  2.6
                    Sovereign Agency.................  1.5
                    Regional Bank....................  1.3
                    Municipalities...................  0.6
                                                      ----
                                                      99.7%
                                                      ====

                    Weighted average days to maturity 32.6

                      Credit Quality Allocation @#
                      A-1.........................  96.2%
                      Government-Agency...........   3.8
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited)

                                                 Principal     Value
                 Security Description             Amount      (Note 2)
       SHORT-TERM INVESTMENT SECURITIES -- 97.4%
       ASSET-BACKED COMMERCIAL PAPER -- 38.2%
       Amstel Funding Corp.
        5.14% due 08/14/06*.................... $ 4,000,000 $  3,976,013
         5.19% due 11/22/06*...................  24,231,000   23,734,951
         5.30% due 07/06/06*...................  53,058,000   53,034,566
       Amsterdam Funding Corp.
        5.12% due 08/01/06*....................  15,000,000   14,938,133
         5.19% due 08/07/06*...................  11,000,000   10,944,496
       Clipper Receivables Co., LLC
        5.14% due 07/06/06.....................  30,000,000   29,987,150
       CRC Funding, LLC
        5.16% due 07/28/06*....................  24,000,000   23,914,000
         5.16% due 08/03/06*...................  24,000,000   23,893,360
       Dorada Finance, Inc.
        5.27% due 07/27/06*....................  41,000,000   40,855,953
       Edison Asset Securitization, LLC
        5.11% due 09/27/06*....................  24,000,000   23,707,027
         5.15% due 08/30/06*...................  34,000,000   33,717,894
       Fountain Square Commercial Funding Corp.
        5.14% due 08/28/06*....................  23,000,000   22,816,102
         5.14% due 09/27/06*...................  11,240,000   11,101,985
         5.33% due 09/15/06*...................  11,000,000   10,879,483
         5.35% due 10/12/06*...................  13,000,000   12,804,874
       Galaxy Funding, Inc.
        5.02% due 08/01/06*....................  15,000,000   14,939,342
         5.13% due 08/28/06*...................  30,000,000   29,760,600
         5.13% due 09/01/06*...................  30,000,000   29,743,500
       Greyhawk Funding, LLC
        5.24% due 07/18/06*....................  32,000,000   31,930,133
       Sedna Finance, Inc.
        5.24% due 08/31/06*....................  27,000,000   26,768,130
       Sheffield Receivables
        5.16% due 08/09/06*....................  20,000,000   19,893,933
       Sydney Capital Corp.
        5.14% due 08/14/06*....................   7,440,000    7,395,385
         5.26% due 08/09/06*...................   6,710,000    6,673,725
         5.29% due 08/11/06*...................  12,864,000   12,790,279
         5.29% due 08/14/06*...................  34,009,000   33,799,108
       Thames Asset Global Securitization, Inc.
        5.12% due 08/29/06*....................  35,009,000   34,725,194
       White Pine Finance, LLC
        5.04% due 10/31/06*....................  14,000,000   13,764,800
       Windmill Funding Corp.
        5.18% due 08/14/06*....................  25,000,000   24,848,917
         5.28% due 07/06/06*...................  40,000,000   39,982,400
                                                            ------------
       Total Asset-Backed Commercial Paper
         (amortized cost $667,321,433).........              667,321,433
                                                            ------------
       CERTIFICATES OF DEPOSIT -- 17.8%
       Caylon NY
        5.07% due 12/13/06+....................  23,000,000   22,976,986
       Deutshe Bank
        5.14% due 10/23/06.....................  60,000,000   59,988,673
         5.18% due 10/04/06+...................  15,000,000   15,000,000
       Dexia Credit Local NY
        5.07% due 07/03/06+....................  24,000,000   23,999,093
       First Tennessee Bank
        5.31% due 08/18/06.....................  22,500,000   22,500,000

                                               Principal     Value
                 Security Description           Amount      (Note 2)
         -------------------------------------------------------------
         Fortis Bank
          5.12% due 08/28/06................. $30,000,000 $ 30,000,000
           5.14% due 10/23/06................  30,000,000   30,000,388
         Royal Bank of Scotland
          4.31% due 09/29/06.................  24,000,000   24,000,000
         Societe Generale
          5.14% due 09/05/06.................  25,000,000   25,000,000
         Wells Fargo Bank N.A.
          5.23% due 07/17/06.................  57,000,000   57,000,000
                                                          ------------
         Total Certificates of Deposit
           (amortized cost $310,465,140).....              310,465,140
                                                          ------------
         COMMERCIAL PAPER -- 34.5%
         Bear Stearns Co., Inc.
          5.03% due 08/14/06.................  35,000,000   34,794,608
           5.08% due 10/10/06................  16,000,000   15,776,480
           5.24% due 07/28/06................  25,000,000   24,898,111
         Citigroup Funding, Inc.
          4.96% due 07/19/06.................  24,000,000   23,947,093
           5.07% due 10/24/06................  35,000,000   34,443,004
         BNP Paribas Finance, Inc.
          4.99% due 09/21/06.................  38,000,000   37,578,622
         Barclays US Funding, LLC
          5.05% due 08/09/06.................  30,000,000   29,844,292
         Dexia Delaware, LLC
          4.98% due 07/26/06.................  45,000,000   44,856,825
         Goldman Sachs Group, Inc.
          5.22% due 07/18/06+................  24,000,000   24,000,000
         HBOS Treasury Services
          4.97% due 07/19/06.................  30,000,000   29,933,733
           5.06% due 09/11/06................  25,000,000   24,754,028
         HSBC USA, Inc.
          5.05% due 09/01/06.................  25,000,000   24,789,583
         Rabobank USA Finance Corp.
          5.25% due 07/03/06.................  44,000,000   44,000,000
         Royal Bank of Canada
          5.01% due 10/23/06.................  24,000,000   23,625,920
         Societe Generale North America, Inc.
          4.99% due 08/22/06.................  24,000,000   23,833,667
           5.27% due 07/07/06................  27,000,000   26,984,190
         State Street Boston Corp.
          5.22% due 07/07/06.................  37,000,000   36,978,540
         Svenska Handelsbank, Inc.
          4.90% due 02/08/07.................  19,000,000   19,000,000
         UBS Americas, Inc.
          5.27% due 07/03/06.................  40,000,000   40,000,000
         UBS Finance Delaware, LLC
          5.27% due 07/07/06.................  40,000,000   39,976,600
                                                          ------------
         Total Commercial Paper
           (amortized cost $604,015,296).....              604,015,296
                                                          ------------
         MEDIUM TERM NOTES -- 4.8%
         Merrill Lynch & Co.
          5.18% due 07/17/06+................  21,000,000   21,000,000
         Sedna Finance, Inc.
          5.07% due 07/03/06*+...............  19,000,000   18,999,446
         Sigma Finance, Inc.
          5.15% due 07/17/06*+...............  25,000,000   24,999,178

        SunAmerica Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited) (continued)

                                               Principal      Value
                Security Description            Amount       (Note 2)
       MEDIUM TERM NOTES (continued)
       Wells Fargo & Co.
        5.09% due 07/03/06+.................. $19,000,000 $   19,000,000
                                                          --------------
       Total Medium Term Notes
         (amortized cost $83,998,624)........                 83,998,624
                                                          --------------
       TAXABLE MUNICIPAL MEDIUM TERM NOTES -- 0.6%
       Illinois Student Assistance Commission
        5.35% due 07/05/06+
        (amortized cost $10,000,000).........  10,000,000     10,000,000
                                                          --------------
       U.S. GOVERNMENT AGENCIES -- 1.5%
       Agency for International Development
        Panama
        5.45% due 07/05/06+..................   2,476,179      2,483,642
       Federal National Mortgage Association
        4.00% due 08/08/06...................  24,000,000     24,000,000
                                                          --------------
       Total U.S. Government Agencies
         (amortized cost $26,483,642)........                 26,483,642
                                                          --------------
       Total Short-Term Investment Securities -- 97.4%
         (amortized cost $1,702,284,135).....              1,702,284,135
                                                          --------------

                                             Principal       Value
               Security Description           Amount        (Note 2)
        --------------------------------------------------------------
        REPURCHASE AGREEMENTS -- 2.3%
        UBS Securities LLC
         Joint Repurchase Agreement(1)..... $40,479,000  $   40,479,000
                                                         --------------
        Total Repurchase Agreements
          (amortized cost $40,479,000).....                  40,479,000
                                                         --------------
        TOTAL INVESTMENTS
          (amortized cost $1,742,763,135)#.        99.7%  1,742,763,135
        Other assets less liabilities......         0.3       6,029,338
                                            -----------  --------------
        NET ASSETS.........................       100.0% $1,748,792,473
                                            ===========  ==============

--------
* Securities exempt from registration under Rule 144A of securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2006, the aggregate value of these securities was $681,332,907, representing 39.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
# At June 30, 2006, the cost of securities for federal income tax purposes was the same for book purposes.
+ Variable rate security - the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
(1)  See Note 2 for details of the Joint Repurchase Agreement

See Notes to Financial Statements

        SunAmerica Municipal Money Market Fund
        PORTFOLIO PROFILE -- June 30, 2006 -- (unaudited)

                    State Allocation *
                    Texas............................  7.8%
                    New York.........................  7.7
                    North Carolina...................  6.5
                    Michigan.........................  6.0
                    Illinois.........................  5.4
                    Ohio.............................  5.4
                    Indiana..........................  5.1
                    Washington.......................  5.0
                    Arizona..........................  4.3
                    Florida..........................  3.7
                    Georgia..........................  3.7
                    Pennsylvania.....................  3.7
                    Kentucky.........................  3.4
                    New Mexico.......................  3.4
                    Missouri.........................  3.0
                    Tennessee........................  2.9
                    North Dakota.....................  2.8
                    Alabama..........................  2.7
                    South Carolina...................  2.5
                    Colorado.........................  2.0
                    Wisconsin........................  1.8
                    Idaho............................  1.7
                    Iowa.............................  1.3
                    Alaska...........................  0.9
                    Registered Investment Companies..  0.7
                                                      ----
                                                      93.4%
                                                      ====

                    Weighted average days to maturity 13.9

                      Credit Quality Allocation @ #
                      A-1..........................  63.5%
                      SP-1.........................   9.6
                      Not Rated+...................  26.9
                                                    -----
                                                    100.0%
                                                    =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating, or the rating is unavailable from the data source.

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 -- (unaudited)

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    SHORT-TERM INVESTMENT SECURITIES -- 93.4%
    Alaska - 0.9%
      Anchorage, Alaska Tax Anticipation Notes
       4.50% due 12/28/06............................. $1,000,000 $1,005,472
                                                                  ----------
    Alabama -- 2.7%
      Stevenson, Alabama Industrial Development
       Board Environmental Improvement
       (LOC-JP Morgan Chase Bank)
       4.05% due 07/05/06+............................  3,000,000  3,000,000
                                                                  ----------
    Arizona -- 4.3%
      Maricopa County, Arizona Industrial
       Development Authority, Series A
       (LOC-Wells Fargo Bank N.A.)
       4.07% due on 07/06/06+.........................  1,510,000  1,510,000
      Maricopa County, Arizona Industrial
       Development Authority
       (LOC-Harris Trust & Savings Bank)
       4.05% due 07/06/06+............................    850,000    850,000
      Mesa Industrial Development Authority
       3.97% due 07/05/06+............................  2,300,000  2,300,000
                                                                  ----------
                                                                   4,660,000
                                                                  ----------
    Colorado -- 2.0%
      Colorado Springs, Colorado National Strength
       and Conditioning Assoc.
       (LOC-Wells Fargo Bank N.A.)
       4.07% due 07/06/06+............................  1,380,000  1,380,000
      Durango, Colorado Community Health &
       Human Services
       (LOC-Wells Fargo Bank N.A.)
       4.07% due 07/06/06+............................    750,000    750,000
                                                                  ----------
                                                                   2,130,000
                                                                  ----------
    Florida -- 3.7%
      Lakeland, Florida Energy Systems, Series A
       3.99% due 07/05/06+............................  2,000,000  2,000,000
      Lakeland, Florida Energy Systems
       3.99% due 07/05/06+............................  2,000,000  2,000,000
                                                                  ----------
                                                                   4,000,000
                                                                  ----------
    Georgia -- 3.7%
      Dahlonega Downtown Development Authority
       (LOC-Wachovia Bank N.A.)
       3.96% due 07/06/06+............................  1,800,000  1,800,000
      Fulton County, Georgia Development Authority
       (LOC-Wachovia Bank N.A.)
       3.98% due 07/06/06+............................  1,700,000  1,700,000
      Municipal Electric Authority of Georgia
       (LOC-Bayerische Landesbank)
       3.92% due 07/05/06+............................    500,000    500,000
                                                                  ----------
                                                                   4,000,000
                                                                  ----------
    Idaho - 1.7%
      Idaho Health Facilities Authority
       3.98% due 07/03/06+............................  1,825,000  1,825,000
                                                                  ----------
    Illinois -- 5.4%
      Chicago, Illinois O'Hare International Airport,
       Series B (LOC-Societe Generale)
       3.95% due 07/05/06+............................    845,000    845,000
      Chicago, Illinois Waterworks
       (LOC-Bank One N.A.)
       3.95% due 07/05/06+............................    500,000    500,000
      Illinois Health Facilities Authority, Series B
       4.01% due 07/06/06+............................  2,800,000  2,800,000

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    Illinois (continued
      Warren County, Illinois Community Medical
       Center (LOC-Wells Fargo Bank N.A.)
       4.07% due 07/06/06+........................... $1,805,000 $1,805,000
                                                                 ----------
                                                                  5,950,000
                                                                 ----------
    Indiana -- 5.1%
      Indiana Health Facility Financing Authority,
       Series B
       4.03% due 07/03/06+...........................  1,700,000  1,700,000
      Indiana Health Facility Financing Authority,
       Series I
       4.02% due 07/05/06+...........................  2,825,000  2,825,000
      Marion, Indiana Economic Development
       (LOC-Bank of America N.A.)
       4.00% due 07/05/06+...........................  1,105,000  1,105,000
                                                                 ----------
                                                                  5,630,000
                                                                 ----------
    Iowa -- 1.3%
      Iowa Finance Authority, Series F
       4.03% due 07/06/06+...........................  1,100,000  1,100,000
      Iowa Higher Education Loan Authority
       (LOC-Wells Fargo Bank N.A.)
       4.07% due 07/06/06+...........................    100,000    100,000
      Storm Lake, Iowa Higher Education Facilities
       4.12% due 07/06/06+...........................    185,000    185,000
                                                                 ----------
                                                                  1,385,000
                                                                 ----------
    Kentucky - 3.4%
      Breckinridge County, Kentucky Lease Program
       (LOC-U.S. Bank N.A.)
       4.00% due 07/05/06+...........................  1,165,000  1,165,000
      Breckinridge County, Kentucky Lease Program,
       Series A
       (LOC-U.S. Bank N.A.)
       4.00% due 07/05/06+...........................  2,630,000  2,630,000
                                                                 ----------
                                                                  3,795,000
                                                                 ----------
    Michigan -- 6.0%
      Detroit, Michigan Sewer Disposal System,
       Series C-1
       3.98% due 07/06/06+...........................    975,000    975,000
      Detroit, Michigan Sewer Disposal System,
       Series C-2
       3.98% due 07/06/06+...........................  3,000,000  3,000,000
      Michigan Municipal Bond Authority, Series B-1
       4.00% due 08/18/06............................  2,500,000  2,501,375
      Michigan State Strategic Fund Ltd. Obligation
       (LOC-Fifth Third Bank)
       4.00% due 07/05/06+...........................    145,000    145,000
                                                                 ----------
                                                                  6,621,375
                                                                 ----------
    Missouri --  3.0%
      Missouri Higher Education Student Loan
       Authority, Series B
       4.01% due 07/06/06+...........................  1,800,000  1,800,000
      Missouri Higher Education Student Loan
       Authority, Series C
       4.01% due 07/05/06+...........................  1,500,000  1,500,000
                                                                 ----------
                                                                  3,300,000
                                                                 ----------
    New Mexico --  3.4%
      Albuquerque, New Mexico Educational Facilities
       4.01% due 07/05/06+...........................  3,700,000  3,700,000
                                                                 ----------

        SunAmerica Municipal Money Market Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2006 (unaudited) -- (continued)

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   SHORT-TERM INVESTMENT SECURITIES (continued)
   New York -- 7.7%
     New York, New York Series A-10
      (LOC-Morgan Guaranty Trust)
      4.01% due 07/03/06+............................. $  100,000 $  100,000
     New York, New York Series E-3
      (Bank of America N.A.)
      3.96% due 07/06/06+.............................  4,000,000  4,000,000
     New York, New York Series B
      (LOC-Morgan Guaranty Trust)
      4.01% due 07/03/06+.............................    200,000    200,000
     New York City Municipal Water Finance Authority
      4.01% due 07/03/06+.............................  4,200,000  4,200,000
                                                                  ----------
                                                                   8,500,000
                                                                  ----------
   North Carolina -- 6.5%
     Charlotte, North Carolina Certificates of
      Participation, Series B
      4.05% due 07/06/06+.............................  3,000,000  3,000,000
     Durham, North Carolina Public Improvement
      3.97% due 07/06/06+.............................    300,000    300,019
     Mecklenburg County, North Carolina Certificates
      of Participation
      4.00% due 07/06/06+.............................    200,000    200,000
     North Carolina Medical Care Commission
      Hospital
      3.95% due 07/06/06+.............................  2,035,000  2,035,000
     North Carolina State Water & Sewer
      (LOC-Bank of America N.A.)
      4.00% due 07/05/06+.............................  1,000,000  1,000,000
     Winston-Salem, North Carolina Water & Sewer
      System, Series C
      4.00% due 07/05/06+.............................    595,000    595,000
                                                                  ----------
                                                                   7,130,019
                                                                  ----------
   North Dakota -- 2.8%
     North Dakota State Housing Finance Agency,
      Series A
      4.03% due 07/05/06+.............................  3,135,000  3,135,000
                                                                  ----------
   Ohio -- 5.4%
     Cleveland, Ohio Airport System, Series D
      (LOC-WestLb AG)
      4.03% due 07/05/06+.............................  2,745,000  2,745,000
     Franklin County, Ohio Hospital, Series B
      (LOC-Citibank N.A.)
      3.96% due 07/06/06+.............................  3,240,000  3,240,000
                                                                  ----------
                                                                   5,985,000
                                                                  ----------
   Pennsylvania -- 3.7%
     Delaware Valley, Pennsylvania Regional Financial
      Authority, Series A
      (LOC-National Australia Bank)
      3.97% due 07/05/06+.............................    300,000    300,000
     Delaware Valley, Pennsylvania Regional Financial
      Authority, Series C
      (LOC-National Australia Bank)
      3.97% due 07/05/06+.............................  1,700,000  1,700,000
     Pennsylvania State Turnpike Commission,
      Series U
      3.96% due 07/06/06+.............................    900,000    900,000
     Pennsylvania State Turnpike Commission,
      Series A-1
      3.98% due 07/05/06+.............................  1,000,000  1,000,000

                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    -----------------------------------------------------------------------
    Pennsylvania (continued)
      Philadelphia, Pennsylvania Authority for
       Industrial Development
       (LOC-GE Capital Corp.)
       4.00% due 07/05/06+......................... $  200,000  $    200,000
                                                                ------------
                                                                   4,100,000
                                                                ------------
    South Carolina -- 2.5%
      Piedmont Municipal Power Agency, Series B-6
       3.95% due 07/05/06+.........................  1,800,000     1,800,000
      South Carolina Jobs Economic Development
       Authority (LOC-Bank of America N.A.)
       4.02% due 07/05/06+.........................  1,000,000     1,000,000
                                                                ------------
                                                                   2,800,000
                                                                ------------
    Tennessee -- 2.9%
      Metropolitan Government Nashville &
       Davidson County Tennessee
       5.25% due 10/15/06..........................  1,225,000     1,230,556
      Montgomery County Public Building Authority
       (LOC-Bank of America N.A.)
       4.05% due 07/03/06+.........................  2,000,000     2,000,000
                                                                ------------
                                                                   3,230,556
                                                                ------------
    Texas -- 7.8%
      Brownsville, Texas Utility System, Series A
       3.95% due 07/05/06+.........................    800,000       800,000
      Harris County Industrial Development Corp.
       3.99% due 07/03/06+.........................  3,800,000     3,800,000
      Texas State Tax & Revenue Anticipation Notes
       4.50% due 08/31/06..........................  4,000,000     4,009,414
                                                                ------------
                                                                   8,609,414
                                                                ------------
    Washington -- 5.0%
      King County, Washington
       4.50% due 11/01/06..........................  4,000,000     4,014,520
      Port Seattle, Washington Industrial
       Development Corp. (LOC-Citibank N.A.)
       4.04% due 07/05/06+.........................  1,500,000     1,500,000
                                                                ------------
                                                                   5,514,520
                                                                ------------
    Wisconsin -- 1.8%
      Wisconsin State Health & Educational
       Facilities Authority (LOC-Citibank N.A.)
       3.97% due 07/06/06+.........................  2,000,000     2,000,000
                                                                ------------
    Registered Investment Companies -- 0.7%
      SSGA Tax Free Money Market -- Class A
       3.34% due 07/03/05+.........................    792,129       792,129
                                                    ----------  ------------
    TOTAL SHORT-TERM INVESTMENT SECURITIES
      (amortized cost $102,798,485)* ..............       93.4%  102,798,485
      Other assets less liabilities................        6.6     7,230,390
                                                    ----------  ------------
    NET ASSETS.....................................      100.0% $110,028,875
                                                    ==========  ============

--------
* At June 30, 2006, the cost of securities for federal income tax purposes was the same for book purposes.
+ Variable rate security - the rate reflected is as of June 30, 2006; maturity date reflects next reset date.
LOC-- Letter of Credit

See Notes to Financial Statements

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland Corporation. The Corporation consists of two investment funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series with a distinct investment objective. Each Fund is advised by AIG SunAmerica Asset Management Corp. ("SAAMCo" or "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective for each of the Funds is as follows:

   The SunAmerica Money Market Fund ("Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The SunAmerica Municipal Money Market Fund ("Municipal Money Market Fund") seeks as high a level of current income as is consistent with liquidity and stability of capital and that is exempt from regular federal income taxation through investments selected primarily in high-quality money market instruments primarily on the basis of quality and yield, and under normal market conditions invests at least 80% of its assets in municipal securities that are exempt from regular federal income tax.

   The Money Market Fund currently offers four classes of shares: Class A, Class B, Class C and Class I. The Municipal Money Market Fund currently offers three classes of shares: Class A, Class B, and Class C. The classes within the Funds are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on shares sold within one year of original purchase and a 0.50% CDSC is imposed on shares sold after the first year and within the second year after purchase.

   Class B shares-- Class B shares are offered at their net asset value per share, without any front-end sales charge. However, there is a declining contingent deferred sales charge ("CDSC") on shares sold within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after the purchase of such shares and at such time are no longer subject to a distribution fee.

   Class C shares-- Class C shares are offered at their net asset value per share, without any front-end sales charge. However, there is a contingent deferred sales charge of 1.00% on shares sold within 12 months of purchase.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A, Class B, and Class C shares of each Fund has its own 12b-1 plan, which allows for distributions and account maintenance and service fees payments, except Class B and Class C shares are subject to higher distribution fee rates.

   Indemnifications: Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements:

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (continued)


   Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium.

   Repurchase Agreements: The Funds, along with other affiliated registered investments companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   At June 30, 2006, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.

                                            Percentage  Principal
             Fund                            Interest    Amount
             ----                           ---------- -----------
             Money Market Fund.............   32.38%   $40,479,000

   As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated June 30, 2006, bearing interest at a rate of 4.40% per annum, with a principal amount of $125,000,000, a repurchase price of $125,045,833, and a maturity date of July 3, 2006. The repurchase agreement is collateralized by the following:

                                Interest Maturity
 Type of Collateral               Rate     Date   Principal Amount Market Value
 ------------------             -------- -------- ---------------- ------------
 U.S. Treasury Inflation Index
   Bonds.......................   2.00%  01/15/26   $45,526,000    $46,437,500
 U.S. Treasury Inflation Index
   Bonds.......................   3.88   04/15/29    79,474,000     81,064,961

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations.

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (continued)

   extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

   The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes.

   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
   48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement

   The Funds have an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the Funds and administers its corporate affairs, subject to general review by the Board of Directors. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SAAMCo and its affiliates.

   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                 Management
                                               Assets               Fees
                                    ---------------------------- ----------
     Money Market Fund.............            $0 - $600 million    0.50%
                                     (greater than) $600 million    0.45%
                                    (greater than) $ 1.5 billion    0.40%
     Municipal Money Market Fund...            (greater than) $0    0.35%

   The Municipal Money Market Fund is subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives the following fees from SAAMCo, based upon the Fund's average daily net assets:

                                                               Sub-advisory
                                             Assets                Fees
                                   --------------------------- ------------
    Municipal Money Market Fund...           $0 - $200 million     0.25%
                                   (greater than) $200 million     0.20%
                                   (greater than) $500 million     0.15%

   SAAMCo has contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Fund's average net assets.

         Fund                                               Percentage
         ----                                               ----------
         Money Market Class I..............................    0.80%
         Municipal Money Market Class A....................    0.95
         Municipal Money Market Class B....................    1.70
         Municipal Money Market Class C....................    1.70

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (continued)


   SAAMCo has voluntarily agreed to waive fees or reimburse expenses for the period ended June 30, 2006 at the following percentages of each Fund's average net assets: Municipal Money Market Class A 0.00%; Municipal Money Market Class B 0.03%; Municipal Money Market Class C 0.05%.

   For the period ended December 31, 2005, SAAMCo agreed to waive fees or reimburse expenses as follows:

        Fund
        ----
        Money Market Class I..............................       $4,209
        Municipal Money Market Class A....................        1,506
        Municipal Money Market Class B....................        5,920
        Municipal Money Market Class C....................        5,002

   The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors. The voluntary waivers and/or reimbursements may be terminated at any time. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis.

   The Funds have a distribution agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Advisor. The Funds have adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the directors and the shareholders of each class of shares of the Funds have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan," and the "Class C Plan." In adopting the Class A Plan, the Class B Plan, and the Class C Plan, the directors determined that there was a reasonable likelihood that each such Plan would benefit the Funds and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class B Plan and the Class C Plan, the Distributor receives payments from the Funds at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class C shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include distribution fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution, and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class C Plans may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares, other than Class I, of the Funds may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Funds by their customers. Accordingly, for the period ended June 30, 2006, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds for the period ended June 30, 2006, the proceeds received from redemptions are as follows:

                                                Contingent Deferred
                                                   Sales Charges
                                          -------------------------------
      Fund                                Class A   Class B     Class C
      ----                                ------- -----------  ----------
      Money Market.......................     $--     $68,863      $7,204
      Municipal Money Market.............      --        (352)        985

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (continued)


   The Funds have entered into a Service Agreement with AIG SunAmerica Fund Services ("SAFS"), an affiliate of the Advisor. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the period ended June 30, 2006, the Funds incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                          Payable at
                                               Expenses  June 30, 2006
          -                                   ---------- -------------
          Money Market Fund Class A.......... $1,727,129   $295,678
          Money Market Fund Class B..........     32,951      5,820
          Money Market Fund Class C..........     20,456      4,536
          Money Market Fund Class I..........     15,976      2,935
          Municipal Money Market Fund Class A     96,105     16,975
          Municipal Money Market Fund Class B        545        102
          Municipal Money Market Fund Class C        890         62

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from cumulative pension expenses.

                                              Distributable Earnings                   Tax Distributions
                                    ------------------------------------------ ---------------------------------
                                                        For the year ended December 31, 2005
                                    ----------------------------------------------------------------------------
                                               Long-term Gains/   Unrealized                Long-Term
                                     Ordinary    Capital Loss    Appreciation    Ordinary    Capital
Fund                                  Income      Carryover     (Depreciation)    Income      Gains   Tax Exempt
----                                ---------  ---------------- -------------- ------------ --------- ----------
Money Market....................... $ 325,324       $  --           $  --      $ 39,516,992   $  --   $       --
Municipal Money Market.............    31,249*         --              --                --      --    1,428,608

--------
*Taxexempt distributable earnings

   At December 31, 2005, for Federal income tax purposes, the Municipal Money Market Fund had a capital loss carryforward of $8,072 and $16,252, which will expire in the years 2012 and 2013, respectively, which is available to offset future capital gains, if any.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the period ended June 30, 2006, and for the prior year were as follows:

                                                                    SunAmerica Money Market Fund
                        -------------------------------------------------------------------------------------------
                                    Class A                         Class B                       Class C
                        ------------------------------   ---------------------------    --------------------------
                           For the                          For the        For the         For the
                         six months        For the        six months         year        six months     For the
                            ended            year            ended          ended           ended         year
                          June 30,          ended          June 30,        December       June 30,       ended
                            2006         December 31,        2006            31,            2006      December 31,
                         (unaudited)         2005         (unaudited)        2005        (unaudited)      2005
                        -------------  ---------------   ------------   ------------    ------------  ------------
Shares sold............ $ 582,808,949+ $ 1,113,494,682++ $ 14,043,476   $ 21,586,531    $ 24,062,786  $ 39,075,804
Reinvested dividends...    30,401,532       38,099,932        422,728        502,145         254,323       270,694
Shares redeemed........  (526,195,197)  (1,194,296,786)   (14,138,414)+  (32,786,885)++  (11,954,469)  (42,833,919)
                        -------------  ---------------   ------------   ------------    ------------  ------------
Net increase (decrease) $  87,015,284  $   (42,702,172)  $    327,790   $(10,698,209)   $ 12,362,640  $ (3,487,421)
                        =============  ===============   ============   ============    ============  ============

                        -------------------------
                                 Class I
                        ------------------------
                          For the
                        six months     For the
                           ended         year
                         June 30,       ended
                           2006      December 31,
                        (unaudited)      2005
                        -----------  ------------
Shares sold............ $ 6,816,553  $ 7,693,470
Reinvested dividends...     290,873      316,345
Shares redeemed........  (4,605,887)  (6,196,260)
                        -----------  -----------
Net increase (decrease) $ 2,501,539  $ 1,813,555
                        ===========  ===========

--------
+ Includes automatic conversion of Class B shares in the amount of $1,098,572 to Class A shares.
++ Includes automatic conversion of Class B shares in the amount of $2,267,064 to Class A shares.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (continued)


                                               SunAmerica Muni Money Market Fund
                        -------------------------------------------------------------------------------
                                   Class A                    Class B                   Class C
                        ----------------------------  ----------------------   ------------------------
                           For the        For the       For the                  For the      For the
                         six months         year      six months    For the    six months       year
                            ended          ended         ended        year        ended        ended
                          June 30,        December     June 30,      ended      June 30,      December
                            2006            31,          2006     December 31,    2006          31,
                         (unaudited)        2005      (unaudited)     2005     (unaudited)      2005
                        -------------  -------------  ----------- ------------ -----------  -----------
Shares sold............ $ 126,365,755  $ 177,698,016#  $ 265,945   $ 539,224   $   365,930  $ 3,443,007
Reinvested dividends...     1,130,447      1,410,098       4,161       3,761         2,570        2,287
Shares redeemed........  (103,245,317)  (191,665,171)   (191,572)   (519,766)#  (1,569,388)  (2,105,157)
                        -------------  -------------   ---------   ---------   -----------  -----------
Net increase (decrease) $  24,250,885  $ (12,557,057)  $  78,534   $  23,219   $(1,200,888) $ 1,340,137
                        =============  =============   =========   =========   ===========  ===========

--------
# Includes automatic conversion of Class B shares in the amount of $298,186 to Class A shares.

Note 6. Directors' Retirement Plan

   The Directors of the SunAmerica Money Market Funds, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Director's fees and expenses line on the Statement of Operations.

                                Retirement Plan Retirement Plan Retirement Plan
                                   Liability        Expense        Payments
               -                --------------- --------------- ---------------
 Fund                                         As of June 30, 2006
 ----                           -----------------------------------------------
 Money Market..................    $241,685         $11,081         $7,005
 Municipal Money Market........       6,820             598            123

Note 7. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended June 30, 2006, none of the Funds participated in the program.

        SunAmerica Money Market Funds
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2006 -- (continued)


Note 8. Other Information

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser"), AIG SunAmerica Capital Services, Inc., the distributor of the Funds ("Distributor"), and AIG Global Investment Corp., a subadviser to a Fund, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
   Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to receipt of permanent relief, the Adviser, Distributor and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

        SunAmerica Money Market Funds, Inc.
        DIRECTORS AND OFFICERS INFORMATION -- June 30, 2006 -- (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                             Number of
                      Position     Term of                                    Funds in
                     Held With    Office and                                Fund Complex
   Name, Address     SunAmerica   Length of       Principal Occupations     Overseen by       Other Directorships
and Date of Birth*    Complex   Time Served(4)     During Past 5 years      Director(1)       Held by Director(2)
-------------------- ---------- -------------- ---------------------------- ------------ -----------------------------
Directors

Jeffrey S. Burum      Director     2004-       Founder and CEO of                42      None
DOB: February 27,                  present     National Housing
1963                                           Development Corporation
                                               (January 2000 to present);
                                               Founder, Owner and Partner
                                               of Colonies Crossroads, Inc.
                                               (January 2000 to present);
                                               Owner and Managing
                                               Member of Diversified
                                               Pacific Development Group,
                                               LLC (June 1990 to present).

Judith L. Craven      Director     2001-       Retired                           90      Director. A.G. Belo
DOB: October 6, 1945               present                                               Corporation (1992 to
                                                                                         present); Director, Sysco
                                                                                         Corporation (1996 to
                                                                                         present); Director, Luby's
                                                                                         Inc. (1998 to present);
                                                                                         Director, University of Texas
                                                                                         Board of Regents (May 2001
                                                                                         to present)

William F. Devin      Director     2001-       Retired                           90      Member of the Board of
DOB: December 30,                  present                                               Governors, Boston Stock
1938                                                                                     Exchange (1985-Present);

Samuel M. Eisenstat   Chairman     1985-       Attorney, solo practitioner;      52      Director of North European
DOB: March 7, 1940    of the       present                                               Oil Royalty Trust.
                      Board

Stephen J. Gutman     Director     1984-       Senior Associate, Corcoran        52      None
DOB: May 10, 1943                  present     Group (Real Estate) (2003
                                               to present); Partner and
                                               Member of Managing
                                               Directors, Beau Brummell --
                                               Soho LLC (Licensing of
                                               menswear specialty retailing
                                               and other activities) (June
                                               1988-present)

Peter A. Harbeck(3)   Director     1994-       President, CEO and                99      None
DOB: January 23,                   present     Director, SAAMCo. (August
1954                                           1995 to present); Director,
                                               AIG SunAmerica Capital
                                               Services, Inc. ("SACS")
                                               (August 1993 to present)
                                               President and CEO, AIG
                                               Advisor Group, Inc. (June
                                               2004 to present)

William J. Shea       Director     2004-       President and CEO,                52      Chairman of the Board,
DOB: February 9,                   present     Conseco, Inc. (Financial                  Royal and SunAlliance,
1948                                           Services) (2001-2004);                    U.S.A., Inc. (March 2005 to
                                               Chairman of the Board of                  present); Director, Boston
                                               Centennial Technologies,                  Private Holdings (October
                                               Inc. (1998 to 2001); Vice                 2004 to present)
                                               Chairman, Bank Boston
                                               Corporation (1993-1998)

        SunAmerica Money Market Funds
        DIRECTORS AND OFFICERS INFORMATION -- June 30, 2006 -- (unaudited) (continued)

                                                                              Number of
                      Position     Term of                                     Funds in
                     Held With    Office and                                 Fund Complex
   Name, Address     SunAmerica   Length of        Principal Occupations     Overseen by  Other Directorships
and Date of Birth*    Complex   Time Served(4)      During Past 5 years      Director(1)  Held by Director(2)
-------------------  ---------- -------------- ----------------------------- ------------ -------------------
Officers

Vincent M. Marra     President    2004-        Senior Vice President,            N/A              N/A
DOB: May 28, 1950                 present      SAAMCo (February 2003 to
                                               Present); Chief
                                               Administrative Officer, Chief
                                               Operating Officer and Chief
                                               Financial Officer, Carret &
                                               Co., LLC (June 2002 to
                                               February 2003); President
                                               and Chief Operating Officer,
                                               Bowne Digital Solutions
                                               (1999 to May 2002)

Donna M. Handel      Treasurer    2002-        Senior Vice President,            N/A              N/A
DOB: June 25, 1966                present      SAAMCo (December 2004
                                               to Present); Vice President,
                                               SAAMCo (1997 to
                                               December 2004), Assistant
                                               Treasurer (1993 to 2002)

Gregory N. Bressler  Secretary    September    Senior Vice President and         N/A              N/A
DOB: November 17,    and Chief    2005 to      General Counsel, SAAMCo
1966                 Legal        Present      (June 2005 to present); Vice
                     Officer                   President and Director of
                                               U.S. Asset Management
                                               Compliance, Goldman
                                               Sachs Asset Management
                                               (June 2004 to June 2005);
                                               Deputy General Counsel,
                                               Credit Suisse Asset
                                               Management (June 2002 to
                                               June 2004); Counsel, Credit
                                               Suisse Asset Management
                                               (January 2000 to June
                                               2002).

--------
* The business address for each Director and Officer is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (6 portfolios).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested Director, as defined within the Investment Company Act of 1940, because he is an officer and a director of the advisor and a director of the principal underwriter of, the Trust.
(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan as discussed in Note 6 of the financial statements.

Additional information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SunAmerica Money Market Funds

If you would like additional information:

   [_] Call FastFacts -- our 24-hour, automated account and fund information hotline at 800-654-4760.

   [_] Visit www.sunamericafunds.com for more up-to-date information.

                                 AIG SunAmerica Mutual Funds
                                 thank you for your continued support.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser         DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat        AIG SunAmerica Asset      PORTFOLIO HOLDINGS
 Peter A. Harbeck             Management Corp.        The Fund is required to
 Dr. Judith L. Craven       Harborside Financial      file its com-plete
 William F. Devin             Center                  schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5              holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ           Securities and Exchange
 William J. Shea              07311-4992              Commission for its first
                                                      and third fiscal quarters
Officers                   Distributor                on Form N-Q. The Fund's
 Vincent M. Marra,          AIG SunAmerica Capital    Forms N-Q are available
   President                  Services, Inc.          on the U.S. Securities
 Donna M. Handel,           Harborside Financial      and Exchange Commission's
   Treasurer                  Center                  website at www.sec.gov.
 Timothy P. Pettee, Vice    3200 Plaza 5              You can also review and
   President                Jersey City, NJ           obtain copies of the
 Cynthia Gibbons, Vice        07311-4992              Forms N-Q at the U.S.
   President and Chief                                Securities and Ex-change
   Compliance Officer      Shareholder Servicing      Commission's Public
 Gregory N. Bressler,      Agent                      Reference Room in
   Chief Legal Officer      AIG SunAmerica Fund       Washington, DC
   and Secretary              Services, Inc.          (information on the
 Gregory R. Kingston,       Harborside Financial      operation of the Public
   Vice President and         Center                  Reference Room may be
   Assistant Treasurer      3200 Plaza 5              ob-tained by calling
 Corey A. Issing,           Jersey City, NJ           1-800-SEC-0330).
   Assistant Secretary        07311-4992
                                                      This report is submitted
                           Custodian and Transfer     solely for the general
                           Agent                      information of
                            State Street Bank and     shareholders of the Fund.
                              Trust Company           Distribution of this
                            P.O. Box 419572           report to persons other
                            Kansas City, MO           than shareholders of the
                              64141-6572              Fund is authorized only
                                                      in connection with a
                           VOTING PROXIES ON FUND     currently effective
                           PORTFOLIO SECURITIES       prospectus, setting forth
                           A description of the       details of the Fund,
                           policies and proce-dures   which must precede or
                           that the Fund uses to      accompany this report.
                           determine how to vote
                           proxies relating to        The accompanying report
                           secu-rities held in the    has not been audited by
                           Fund's portfolios which    independent accountants
                           is available in the        and accordingly no
                           Fund's State-ment of       opinion has been
                           Additional Information,    expressed thereon.
                           may be obtained without
                           charge upon re-quest, by
                           calling (800) 858-8850.
                           This information is also
                           available from the EDGAR
                           database on the U.S.
                           Secu-rities and Exchange
                           Commission's website at
                           http://www.sec.gov.

                           PROXY VOTING RECORD ON
                           SUNAMERICA MONEY MARKET
                           FUNDS
                           Information regarding how
                           SunAmerica Money Market
                           Funds voted proxies
                           relating to securities
                           held in SunAmerica Money
                           Market Funds during the
                           most recent twelve month
                           period ended June 30 is
                           available, once filed
                           with the U.S. Securities
                           and Ex-change Commission,
                           without charge, upon
                           request, by calling (800)
                           858-8850 or on the U.S.
                           Secu-rities and Exchange
                           Commission's website at
                           http://www.sec.gov.

[LOGO]

AIG

Sun America
Mutual Funds


Distributed by:
AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before you invest. Funds distributed by AIG SunAmerica Capital Services, Inc.

www.sunamericafunds.com

MMSAN 6/06

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Schedule of Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined under Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    -------------------
    Vincent M. Marra
    President

Date: September 7, 2006

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2006